other long-term assets	12 Months Ended
Dec. 31, 2020
other long-term assets
other long-term assets

20   other long-term assets

As at December 31 (millions)	Note	2020	2019
Pension assets	15(b)	$13	$155
Unbilled customer finance receivables	4(b)	361	225
Derivative assets	4(h)	40	76
Costs incurred to obtain or fulfill a contract with a customer		103	109
Real estate joint venture advances	21(b)	114	104
Investment in real estate joint venture	21(b)	1	3
Investment in associate	21	69	—
Portfolio investments [1]		236	110
Prepaid maintenance		50	55
Other		119	82
		$1,106	$919
[1]	Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

Years ended December 31 (millions)	2020			2019
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$344	$14	$358	$356	$15	$371
Additions	261	4	265	288	4	292
Amortization	(282)	(7)	(289)	(300)	(5)	(305)
Balance, end of period	$323	$11	$334	$344	$14	$358
Current [1]	$225	$6	$231	$243	$6	$249
Non-current	98	5	103	101	8	109
	$323	$11	$334	$344	$14	$358
1	Presented in the Consolidated statements of financial position in prepaid expenses.